Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Business Acquisitions Aggregate Detail

	Acquisitions Completed in
	Year Ended	Nine Months Ended
	December 31,	September 30,
	2019	2020
Number of acquisitions	4	4
Cash paid at closing (1)	$36,577	$70,984
Cash acquired	(2,523)	(2,064)
Net cash paid	$34,054	$68,920
(1)	Of the cash paid at closing during the nine months ended September 30, 2020, $3,413 was deposited into an escrow account to secure any potential indemnification and other obligations of the seller.

	Acquisitions Completed
	in Year Ended
	December 31,
	2018	2019
Number of acquisitions	7	4
Cash paid at closing	$143,038	$36,577
Cash acquired	(7,774)	(2,523)
Net cash paid	$135,264	$34,054

Schedule of fair values of the assets acquired and liabilities assumed

The following summarizes the fair values of the assets acquired and liabilities assumed as well as the weighted average useful lives assigned to acquired intangible assets at the respective date of each acquisition (including contingent consideration):

	Acquisitions Completed in
	Year Ended	Nine Months Ended
	December 31,	September 30,
	2019	2020
Consideration:
Cash paid at closing	$36,577	$70,984
Contingent consideration	4,498	1,902
Deferred payment obligations to (from) sellers	—	(141)
Total consideration	$41,075	$72,745
Assets acquired and liabilities assumed:
Cash	$2,523	$2,064
Prepaid and other current assets	1,782	5,671
Operating lease right-of-use assets	—	1,668
Property and equipment	411	172
Other assets	84	36
Customer relationship asset (weighted average useful life of 7 years)	6,534	8,854
Software and technology (weighted average useful life of 3 years)	2,423	2,207
Non-compete agreement (useful life of 5 years)	150	200
Trademarks (weighted average useful life of 5 and 9 years, respectively)	1,431	3,050
Total identifiable assets acquired excluding goodwill	15,338	23,922
Accruals and other current liabilities	(3,538)	(2,458)
Deferred revenues	(2,897)	(4,274)
Operating lease liabilities	—	(1,668)
Deferred income taxes	(1,869)	(1,005)
Other liabilities	—	(87)
Total liabilities assumed	(8,304)	(9,492)
Net identifiable assets acquired excluding goodwill	7,034	14,430
Goodwill	34,041	58,315
Net assets acquired	$41,075	$72,745

	Acquisitions Completed
	in Year Ended
	December 31,
	2018	2019
Consideration:
Cash paid at closing	$143,038	$36,577
Contingent consideration	13,456	4,498
Deferred payment obligations to sellers	690	—
Total consideration	$157,184	$41,075
Assets acquired and liabilities assumed:
Cash	$7,774	$2,523
Prepaid and other current assets	4,790	1,782
Property and equipment	340	411
Other assets	—	84
Customer relationship asset (weighted average useful life of 5 and 7 years, respectively)	27,294	6,534
Software and technology (weighted average useful life of 3 years)	9,332	2,423
In-process research and development	1,366	—
Non-compete agreement (useful life of 5 years)	—	150
Trademarks (weighted average useful life of 7 and 5 years)	2,090	1,431
Total identifiable assets acquired excluding goodwill	52,986	15,338
Deferred tax liability	(8,917)	(1,869)
Other current liabilities	(3,848)	(3,538)
Deferred revenues	(6,181)	(2,897)
Total liabilities assumed	(18,946)	(8,304)
Net identifiable assets acquired excluding goodwill	34,040	7,034
Goodwill	123,144	34,041
Net assets acquired	$157,184	$41,075